CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parentheticals) (Accumulated Other Comprehensive Income (Loss) [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Accumulated Other Comprehensive Income (Loss) [Member]
Income taxes	$ 358	$ 72
tax effect	$ 10	$ (61)